Plant and Equipment, Net	6 Months Ended
Apr. 30, 2026
Plant and Equipment, Net [Abstract]
Plant and equipment, net
6.	Plant and equipment, net

Plant and equipment, net consists of the following:

	April 30, 2026	October 31, 2025
Office equipment	$24,681	$23,896
Electronic Equipment	45,019	43,589
Machinery	164,568	159,339
Motor vehicle	46,396	44,922
Leasehold improvement	19,616	18,993
Total costs	300,280	290,739
Less: accumulated depreciation	157,034	137,468
Plant and equipment, net	$143,246	$153,271

For the six months ended April 30, 2026 and 2025 the Company purchased new property and equipment of nil and $53,810 respectively.

Depreciation expense recognized for the six months ended April 30, 2026 and 2025 was $ 14,805 and $ 50,879 respectively.